Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,275,000
Previously Paid Amount	0.00
Total Fee Amount	2,185.50
Total Offset Amount	0.00
Net Fee	2,185.50
Narrative - Max Aggregate Offering Price	$ 14,275,000
Final Prospectus	true